Taxation - Deferred Tax Assets and Liabilities by Jurisdiction (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	€ (406,892)	€ (340,803)	€ (291,859)	€ (322,755)
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(445,684)	(337,700)	(306,394)
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	26,491	31,521	28,585
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	12,301	(34,624)	(14,050)
Net deferred tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(529,875)	(463,078)	(402,817)
Net deferred tax | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(466,961)	(392,040)	(353,116)
Net deferred tax | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(36,298)	(35,117)	(34,441)
Net deferred tax | Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(26,616)	(35,921)	(15,260)
Tax credit rights
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	57,896	61,476	53,601
Tax credit rights | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax			46,722
Tax credit rights | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	57,861	61,476	5,669
Tax credit rights | Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	35		1,210
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	65,087	60,799	57,357
Tax loss carryforwards | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	21,277	54,340
Tax loss carryforwards | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	4,928	5,162	€ 57,357
Tax loss carryforwards | Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	€ 38,882	€ 1,297